Related Party Transactions - Stone Point Capital LLC (Details) $ in Thousands						3 Months Ended									12 Months Ended
	Mar. 15, 2021 USD ($)	Dec. 31, 2020 USD ($) director	Oct. 01, 2019 USD ($)	Apr. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) director	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jul. 31, 2012 shares	Dec. 31, 2020 USD ($) director	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2021	Nov. 06, 2013 general_partner
Related Party Transaction [Line Items]
Number of newly elected board of directors | director		5				5									5
Ownership %		47.40%				47.40%				47.40%					47.40%	47.40%
Payments to acquire investments	$ 27,000
Assumed business															$ 2,186,024	$ 1,586,307	$ 1,772,104
Adverse development cover			$ 59,000
Redeemable noncontrolling interest		$ 365,436				$ 365,436				$ 438,791					365,436	438,791	458,543
Related Party, Consolidated Balance Sheet [Abstract]
Available-for-sale, at fair value		3,658,895				3,658,895				1,666,387					3,658,895	1,666,387
Equities, at fair value		846,795				846,795				726,721					846,795	726,721
Investments in funds		4,244,034				4,244,034				2,518,031					4,244,034	2,518,031
Total investments		15,256,930				15,256,930				12,619,793					15,256,930	12,619,793
Cash and cash equivalents		901,152				901,152				624,472					901,152	624,472	535,809
Other assets		925,533				925,533				1,162,955					925,533	1,162,955
Other liabilities		$ 942,905				942,905				994,584					942,905	994,584
Related Party, Consolidated Statement of Earnings [Abstract]
Net investment income						61,530	$ 72,130	$ 94,443	$ 74,714	76,847	$ 81,502	$ 74,271	$ 75,651		302,817	308,271	261,698
Net realized and unrealized gains (losses)						803,467	500,005	967,608	(629,061)	153,477	145,060	260,669	452,760		1,642,019	1,011,966	(407,532)
NET EARNINGS (LOSS)						$ 834,655	$ 645,850	787,486	$ (540,618)	197,864	$ 126,559	$ 238,054	$ 365,742		$ 1,727,373	928,219	(212,272)
North Bay
Related Party Transaction [Line Items]
Ownership interest held by parent		59.00%				59.00%									59.00%
Northshore
Related Party Transaction [Line Items]
Percentage of shares owned in order to designate member of board of directors		50.00%				50.00%									50.00%
Right to designate board of directors if 50% or more of shares owned | director		1				1									1
Common shares subject to transfer restriction, term		18 months
SSHL
Related Party Transaction [Line Items]
Ownership interest held by parent		59.00%				59.00%									59.00%
Affiliated entity
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		$ 3,300,000				$ 3,300,000									$ 3,300,000
SSHL
Related Party Transaction [Line Items]
Number designated to board of directors | director		3				3									3
Trident | Affiliated entity
Related Party Transaction [Line Items]
Voting ordinary shares acquired (shares) | shares														1,635,986
Number of newly elected board of directors | general_partner																			1
Number of general partners | general_partner																			4
Redeemable noncontrolling interest		$ 350,200				$ 350,200				420,500					$ 350,200	420,500
Related Party, Consolidated Balance Sheet [Abstract]
Equities, at fair value		77,100				77,100									77,100
StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Equities, at fair value		103,914				103,914				121,794					103,914	121,794
Total investments		1,054,873				1,054,873				1,142,446					1,054,873	1,142,446
Cash and cash equivalents		23,933				23,933				54,080					23,933	54,080
Other assets		403				403				10					403	10
Other liabilities		745				745				4,710					745	4,710
Net investment		1,078,464				1,078,464				1,191,826					1,078,464	1,191,826
Related Party, Consolidated Statement of Earnings [Abstract]
Net investment income															16,325	8,733	7,424
Net realized and unrealized gains (losses)															23,750	26,631	207
NET EARNINGS (LOSS)															40,075	35,364	7,631
Starstone
Related Party Transaction [Line Items]
Assumed business			189,400
Reinsurance premium consideration			$ 189,400
Short-term Investments
Related Party, Consolidated Balance Sheet [Abstract]
Available-for-sale, at fair value		263,795				263,795				128,335					263,795	128,335
Fixed maturity investments, trading		5,129				5,129				51,490					5,129	51,490
Short-term Investments | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Available-for-sale, at fair value		878				878				1,431					878	1,431
Fixed Maturities
Related Party, Consolidated Balance Sheet [Abstract]
Available-for-sale, at fair value		3,395,100				3,395,100				1,538,052					3,395,100	1,538,052
Fixed maturity investments, trading		4,594,892				4,594,892				6,143,335					4,594,892	6,143,335
Fixed Maturities | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Available-for-sale, at fair value		227,397				227,397				160,303					227,397	160,303
Fixed maturity investments, trading		196,086				196,086				269,131					196,086	269,131
Hedge funds
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		2,638,339				2,638,339				1,121,904					2,638,339	1,121,904
Hedge funds | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		19,844				19,844				18,993					19,844	18,993
Fixed income funds
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		552,541				552,541				481,039					552,541	481,039
Fixed income funds | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		210,017				210,017				381,449					210,017	381,449
Private equity funds
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		363,103				363,103				323,496					363,103	323,496
Private equity funds | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		37,262				37,262				34,858					37,262	34,858
CLO equities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		128,083				128,083				87,555					128,083	87,555
CLO equities | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		38,658				38,658				32,560					38,658	32,560
CLO equity funds
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		166,523				166,523				87,509					166,523	87,509
CLO equity funds | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		166,523				166,523				87,509					166,523	87,509
Private Debt | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		27,016				27,016				16,312					27,016	16,312
Real estate fund | StonePoint And Affiliated Entities
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		$ 27,278				$ 27,278				$ 18,106					$ 27,278	$ 18,106
Stone Point | Affiliated entity
Related Party Transaction [Line Items]
Voting ordinary shares acquired, percent		8.80%				8.80%									8.80%
Trident
Related Party Transaction [Line Items]
Payments to acquire investments	$ 18,000
Trident | North Bay
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		39.30%				39.30%									39.30%
Trident | Northshore
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners																		76.30%
Trident | SSHL
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		39.30%				39.30%									39.30%
Trident | SSHL
Related Party Transaction [Line Items]
Number designated to board of directors | director		2				2									2
Trident | North Bay
Related Party Transaction [Line Items]
Payments to acquire investments					$ 53,100
Dowling | North Bay
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		1.70%				1.70%									1.70%
Dowling | Northshore
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners																		1.60%
Dowling | Core Specialty
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners																		0.40%
Dowling | SSHL
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners		1.70%				1.70%									1.70%
Core Specialty | Northshore
Related Party Transaction [Line Items]
Ownership interest held by noncontrolling owners																		13.80%
North Bay | Northshore
Related Party Transaction [Line Items]
Ownership interest held by parent		92.10%				92.10%									92.10%
North Bay | SSHL
Related Party Transaction [Line Items]
Ownership interest held by parent		100.00%				100.00%									100.00%
North Bay Shareholders | North Bay
Related Party Transaction [Line Items]
Payments to acquire investments				$ 48,000	$ 135,000
Core Specialty
Related Party Transaction [Line Items]
Ownership %																		25.23%
Mitchell International | Affiliated entity
Related Party, Consolidated Balance Sheet [Abstract]
Investments in funds		$ 26,900				$ 26,900									$ 26,900		$ 25,000
Sound Point Capital | Affiliated entity | Senior Loans
Related Party Transaction [Line Items]
Note receivable								$ 10,000
Term loan facility, term								2 years